Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at December 31, 2024 and 2023:

	Bank Loan	Loan Payable	Project Financing	Government Loans	Lease Obligations (Note 11)	Total

Balance at December 31, 2022	$108	$-	$177	$483	$400	$1,168

Changes from financing activities:
Repayment of bank loan	(48)	-	-	-	-	(48)
Payment of lease obligations	-	-	-	-	(327)	(327)
Repayment of government loans	-	-	-	(121)	-	(121)

Total changes from financing activities	(48)	-	-	(121)	(327)	(496)

Foreign exchange	11	-	5	24	12	52

Other changes:
Financing costs	10	-	-	23	27	60
Interest paid	(10)	-	-	(18)	(9)	(37)
New leases (Note 7)	-	-	-	-	352	352

Balance at December 31, 2023	$71	$-	$182	$391	$455	$1,099

Changes from financing activities:
Repayment of bank loan	(41)	-	-	-	-	(41)
Payment of lease obligations	-	-	-	-	(345)	(345)
Repayment of loan payable	-	(41)	-	-	-	(41)
Repayment of government loans	-	-	-	(114)	-	(114)
Total changes from financing activities	(41)	(41)	-	(114)	(345)	(541)

Foreign exchange	2	-	(15)	(15)	(11)	(39)

Other changes:
Financing costs	5	17	-	16	47	85
Interest paid	(5)	(17)	-	(5)	(47)	(74)
New loan	-	310	-	-	-	310
New leases (Note 7)	-	-	-	-	353	353

Balance at December 31, 2024	$32	$269	$167	$273	$452	$1,193

Schedule of bank loan
	December 31,	December 31,
	2024	2023

Bank loan	$32	$71

	32	71

Less current portion	(32)	(38)

Long-term portion of bank loan	$-	$33

Schedule of loan payable
	December 31,	December 31,
	2024	2023

Loan payable	$269	$-

	269	-

Less current portion	(97)	-

Long-term portion of loan payable	$172	$-

Schedule of government loans
	December 31,	December 31,
	2024	2023

SBA loan	$144	$147
Western Development Canada loan	129	244

	273	391

Less current portion	(132)	(117)

Long-term portion of government loans	$141	$274